Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, plant and equipment	Property, plant and equipment

December 31, 2022	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$368,318	$123,695	$244,623
Major component parts in use	388,169	163,124	225,045
Other equipment	40,752	30,769	9,983
Licensed motor vehicles	12,109	6,800	5,309
Office and computer equipment	7,510	5,669	1,841
Buildings	29,725	4,489	25,236
Capital inventory and capital work in progress	46,050	—	46,050
Land	10,472	—	10,472
	903,105	334,546	568,559

Assets under finance lease
Heavy equipment	75,750	28,265	47,485
Major component parts in use	40,406	22,264	18,142
Other equipment	4,238	1,814	2,424
Licensed motor vehicles	9,669	469	9,200
	130,063	52,812	77,251

Total property, plant and equipment	$1,033,168	$387,358	$645,810

December 31, 2021	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$351,023	$105,686	$245,337
Major component parts in use	332,042	131,157	200,885
Other equipment	44,548	30,633	13,915
Licensed motor vehicles	15,113	10,838	4,275
Office and computer equipment	6,845	4,891	1,954
Buildings	29,386	3,748	25,638
Capital inventory and capital work in progress	38,350	—	38,350
Land	10,472	—	10,472
	827,779	286,953	540,826

Assets under finance lease
Heavy equipment	92,690	28,504	64,186
Major component parts in use	52,679	21,996	30,683
Other equipment	4,633	1,281	3,352
Licensed motor vehicles	2,674	771	1,903
	152,676	52,552	100,124

Total property, plant and equipment	$980,455	$339,505	$640,950